Trade Receivables - Schedule of Allowance for ECLs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade Receivables [Line Items]
Impairment losses, net	¥ (35,240)	¥ (3,088)	¥ (2,875)
Trade receivables [member]
Trade Receivables [Line Items]
At the beginning of the year	(3,346)	(3,459)
Impairment losses, net	(34,983)	(2,282)
Amount written off as uncollectible	27,511	2,395
At the end of the year	¥ (10,818)	¥ (3,346)	¥ (3,459)